Consolidated Income Statements - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue
Metal sales	$ 391,406	$ 432,727
Cost of sales
Production costs	192,740	194,669
Inventory write-down	444	0
Depreciation and amortization	72,130	74,887
Cost of sales	265,314	269,556
Gross profit	126,092	163,171
Exploration expenses	38,261	18,773
Mine standby costs	4,886	16,140
Other operating items	3,658
General and administrative expenses	54,574	37,851
Acquisition costs	4,270
Defined benefit pension plan expense	3,451	5,602
Share based payments	11,218	10,559
Write-down of assets	46,697	4,529
Foreign exchange loss (gain)	(2,382)	2,708
Operating profit (loss)	(38,541)	67,009
Loss on disposal of assets	(462)	(2,121)
Gain (loss) on marketable securities and other investments	27,425	(4,881)
Other income	17,575	243
Asset retirement obligation accretion	(2,006)	(1,795)
Interest and financing costs	(3,199)	(9,757)
Profit from continuing operations before income tax	792	48,698
Income tax expense	19,383	56,205
Loss from continuing operations	(18,591)	(7,507)
Loss from discontinued operations	(2,797)	(339,369)
Loss for the year	(21,388)	(346,876)
Attributable to:
Shareholders of the Company	(9,935)	(344,151)
Non-controlling interests	(11,453)	(2,725)
Loss for the year	(21,388)	(346,876)
Loss attributable to shareholders of the Company
Continuing operations	(7,138)	(2,683)
Discontinued operations	(2,797)	(341,468)
Shareholders of the Company	$ (9,935)	$ (344,151)
Weighted average number of shares outstanding (thousands)
Basic	753,565	716,587
Diluted	753,565	716,593
Loss per share attributable to shareholders of the Company:
Basic loss per share	$ (0.01)	$ (0.48)
Diluted loss per share	(0.01)	(0.48)
Loss per share attributable to shareholders of the Company-continuing operations:
Basic loss per share	(0.01)	0.00
Diluted loss per share	$ (0.01)	$ 0.00